Taxation (Details 1) - CAD ($)	Jul. 31, 2021	Jul. 31, 2020
Statement [Line Items]
Tax losses	$ 3,468,000
Resource pools	4,391,000	$ 4,347,000
Equipment and other	200,000
After Five Years
Statement [Line Items]
Tax losses	3,468,000
Resource pools	0
Equipment and other	82,000
Within One Year
Statement [Line Items]
Tax losses	0
Resource pools	0
Equipment and other	0
One to Five Years
Statement [Line Items]
Tax losses	0
Resource pools	0
Equipment and other	4,000
No Expiry Date
Statement [Line Items]
Tax losses	0
Resource pools	4,391,000
Equipment and other	$ 114,000